UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

Check here if Amendment [  ]; Amendment Number:____
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GSCP (NJ), L.P.
Address: 500 Campus Dr., Suite 220
         Florham Park, NJ 07932
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Form 13F File Number: 28- 10125
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
Title:   Manager of Financial Reporting
Phone:   973-437-1013

Signature, Place, and Date of Signing:

 /s/ Richard T. Allorto, Jr.    Florham Park, NJ    11/14/03
----------------------------    ----------------    --------
  [Signature]                    [City, State]       [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28- __________________    _________________________
     [Report as necessary.]

                             FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------

Form 13F Information Table Entry Total: 7
                                        ------------

Form 13F Information Table Value Total: $787,430
                                        ------------
                                        (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number       Name

____     28-________________        ___________________________

 [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5          COLUMN 6      COLUMN 7     COLUMN 8
--------------     -------------   --------    --------- -------------------    ----------   ---------  -------------------
                                               VALUE      SHRS OR    SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS    SOLE  SHARED  NONE
--------------     --------------   -----      --------   -------    --- ----   ----------   --------    ----  ------  ----

Moore Wallace, Inc.    Com          615857109   185,965   13,096,155  SH         Sole         None            Sole

Waashington Group
International, Inc.    Com          938862208    14,877      550,989  SH         Sole         None            Sole

DT Industries, Inc.    Com          23333J108       248      141,700  SH         Sole         None            Sole

Endo Pharmaceutical
Holdings, Inc.         Com          29264F205   240,136   11,742,582  SH         Shared-other Kelso & Co.     Sole

Regal Entertainment
Group                  CL A         758766109   217,149   11,674,865  SH         Sole         None            Sole

Alderwoods Group, Inc. Com          014383103     9,715    1,245,552  SH         Sole         None            Sole

Allied Waste
Industries Inc.        Com          019589308   119,340   11,050,000  SH         Sole         None            Sole

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

  [Repeat as necessary]